SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of Stock Options Activity
	Twelve months ended December 31, 2021
	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate Intrinsic Value Price

Outstanding at the beginning of the period	3,290,162	3.57	7.91	8,768
Granted	1,785,000	12.60	-	-
Exercised	(665,822)	2.78	-	-
Forfeited	(85,638)	7.93	-	-

Outstanding at the end of the period	4,323,702	7.33	7.99	14,584

Exercisable	1,625,505	$3.27	9.03	$9,903

Schedule of Recognized Stock-based Compensation
	Year ended December 31,
	2021	2020	2019

Cost of revenues	$477	$256	$134
Research and development	$696	$393	$243
Marketing and selling	$195	$22	$57
General and administrative	$1,654	$765	$714
	$3,022	$1,436	$1,148